MARK KARPE

Assistant Vice President and Managing Assistant General Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

May 2, 2022

Via EDGAR Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

RE:	Pacific Select Fund (“Registrant”)
SEC File Nos. 033-13954 and 811-05141
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Registrant that (1) the forms of Prospectuses and Statement of Additional Information of Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 162 to Registrant’s Registration Statement on Form N-1A, and (2) Post-Effective Amendment No. 162, the most recent amendment to Registrant’s Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on April 28, 2022 with an effective date of April 29, 2022.

If you have any questions regarding this filing, please contact me at (949) 219-3224.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Audrey L. Cheng, Esq., Pacific Life Fund Advisors
Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP